STOCK BASED COMPENSATION - Option activity (Details) - $ / shares		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)				$ 55.39
Granted (in dollars per share)				$ 11.21
Forfeited/Cancelled (in dollars per share)			$ 49.75
Balance at the end (in dollars per share)		$ 5.35	$ 5.35
ADS
ADS Underlying Options
Outstanding at beginning (in shares)				137,282
Granted (in shares)				5,385,374
Forfeited/Cancelled (in shares)			(232,349)
Outstanding at ending (in shares)		3,368,820	3,368,820
Amended Plan
ADS Underlying Options
Granted (in shares)		0
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)			$ 636.74
Granted (in dollars per share)			17.50
Forfeited/Cancelled (in dollars per share)			792.05
Balance at the end (in dollars per share)		$ 19.56	19.56	$ 636.74
Exercisable options (in dollars per share)		$ 339.80	$ 339.80
Weighted Average Contractual Terms
Contractual term (in years)			9 years 6 months 10 days	3 months 29 days
Exercisable options (in years)			29 days
Amended Plan | ADS
ADS Underlying Options
Outstanding at beginning (in shares)			5,744
Granted (in shares)	307,142		307,142
Forfeited/Cancelled (in shares)			(3,772)
Outstanding at ending (in shares)		309,114	309,114	5,744
Exercisable options (in shares)		1,972	1,972
Weighted Average Exercise Price
Granted (in dollars per share)	$ 17.50